Cover	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2025
Entity File Number	000-53612
Entity Registrant Name	MARVION INC.
Entity Central Index Key	0001439264
Entity Tax Identification Number	26-2723015
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit B, 15/F, Teda Building,
Entity Address, Address Line Two	87 Wing Lok Street
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2111 4437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MVNC
Title of 12(g) Security	Common
Entity Emerging Growth Company	false